Secured Term Loan Facilities and Revolving Credit Facility (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities at June 30, 2017 and December 31 2016:

	December 31, 2016	June 30, 2017
	(in thousands)
Current Liability
Current portion of long-term debt	$(81,128)	$(73,578)
Less: current portion of deferred financing costs	2,664	1,619

Current portion of secured term loan facility, net of deferred financing costs	$(78,464)	$(71,959)

Non-Current Liability
Secured term loan facilities net of current portion	$(547,744)	$(639,820)
Less: non-current portion of deferred financing costs	7,064	7,419

Non-current secured term loan facilities, net of current portion and non-current deferred financing costs	$(540,680)	$(632,401)